SUBSEQUENT EVENTS -Issuance of debentures (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
Issuance of simple debentures		R$ 8,032,447
Issuance of debentures
SUBSEQUENT EVENTS
Issuance of simple debentures	R$ 2,000,000
Issuance of debentures | Primary series
SUBSEQUENT EVENTS
Interest rate	6.80%
Issuance of simple debentures	R$ 1,267,100
Issuance of debentures | Secondary series
SUBSEQUENT EVENTS
Interest rate	6.71%
Issuance of simple debentures	R$ 368,900
Issuance of debentures | Third series
SUBSEQUENT EVENTS
Interest rate	6.68%
Issuance of simple debentures	R$ 364,000